Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share Option	Dec. 31, 2017 CAD ($) Share Option
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period | Option	12,578,625	14,591,750
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 2.52	$ 2.54
Number of share options granted in share-based payment arrangement | Share	2,739,802	3,374,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.08	$ 3.64
Number of share options exercised in share-based payment arrangement | Option		(1,620,750)
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 2.75
Number of share options cancelled/expired in share-based payment arrangement | Option	(1,836,000)	(3,766,375)
Weighted average exercise price of share options cancelled/expired in share-based payment arrangement	$ 2.48	$ 3.53
Number of share options outstanding in share-based payment arrangement at end of period | Option	13,482,427	12,578,625
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 2.22	$ 2.52